Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2017
Income Taxes (Details) [Line Items]
Federal statutory tax rate	21.00%
Valuation allowance	$ 366.3	$ 256.4
Net operating loss carryforwards	$ 1,078.5
Taxable income limitation, percentage	80.00%
Net operating loss carryforwards, subject to expiration	$ 953.1		$ 80.5
Tax credit carryforward	$ 4.2
Income tax position percentage	50.00%
Income Tax [Member]
Income Taxes (Details) [Line Items]
Equity ownership percentage	50.00%
Domestic Tax Authority [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 1,159.0
Foreign Tax Authority [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 67.5